Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 13,925	$ 11,548
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,913	5,149
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	2,268	1,323
United States
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	5,718	4,203
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 1,026	$ 873